As filed with the Securities and Exchange Commission on July 19, 1999

                                                    Registration No. 333-70843

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     [ ] Pre-Effective Amendment No. [X] Post-Effective Amendment No. 1
                                                                     ---


                   INVESCO EMERGING OPPORTUNITY FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)

                              7800 E. Union Avenue
                             Denver, Colorado 80237
                   (Address of Principal Executive Offices)

                 P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                (303) 930-6300
                (Registrant's Area Code and Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Clifford J. Alexander, Esq.
                              Susan M. Casey, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9036

      Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.


      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

      Title of securities being registered: Common stock, par value $0.01 per share.

      No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

Parts A and B were previously filed.

                   INVESCO EMERGING OPPORTUNITY FUNDS, INC.
                                     PART C

                                OTHER INFORMATION


Item 15.    Indemnification
            ---------------

      Indemnification provisions for officers and directors of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and directors will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, directors and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its directors and officers.

Item 16.    Exhibits
            --------

      (1)   Articles of Incorporation (Charter).(2)
            (a) Amendment to Articles of Incorporation, dated December 4,
                1990.(2)
            (b) Amendment to Articles of Incorporation, dated December 19,
                1991.(2)
            (c) Amendment to Articles of Incorporation, dated June 28, 1993.(2)
            (d) Articles of Amendment of Articles of Incorporation, dated
                November 17, 1994.(2)
            (e) Articles of Amendment of Articles of Incorporation, dated
                January 18, 1995.(2)
            (f) Articles Supplementary to Articles of Incorporation, dated
                July 6, 1995.(2)
      (2)   By-Laws, as amended July 21, 1993.(2)
      (3)   Voting trust agreement - none.

      (4) (a) Agreement and Plan of Reorganization and Termination between INVESCO Diversified Funds, Inc. and INVESCO Emerging Opportunity Funds, Inc.(6)
            (b) Agreement and Plan of Conversion and Termination between INVESCO
                Diversified Funds, Inc. and INVESCO Stock Funds, Inc.(6)

      (5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII of Registrant's Articles of Incorporation as amended, and Articles I, V, VII, VIII, IX and X of Registrant's By-Laws.
      (6) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(3)
      (7) (a) General Distribution Agreement with INVESCO Funds Group, Inc. dated February 28, 1997.(3)
            (b) General Distribution Agreement with INVESCO Distributors, Inc.
                dated September 30, 1997.(4)

      (8) (a) Defined Benefit Deferred Compensation Plan for Non-Interested Directors and Trustees.(4)
            (b) Form of Amended Defined Compensation Plan for Non-Interested
                Directors and Trustees.(4)
      (9) (a) Amended and Restated Custodian Contract between Registrant and State Street Bank and Trust Company dated August 31, 1995.(2)
            (b) Amendment to Custody Agreement dated October 25, 1995.(3)
            (c) Data Access Service Addendum dated May 19, 1997.(3)
       (10) (a) Plan and Agreement of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated April 30, 1991.(1)
            (b) Amendment of Plan and Agreement of Distribution  pursuant to
                Rule 12b-1  dated July 19, 1995.(1)
            (c) Amended Plan and Agreement of Distribution between Applicant and
                INVESCO Funds Group, Inc. adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 1, 1997.(3)
            (d) Amended Plan and Agreement of Distribution between Applicant and
                INVESCO Distributors, Inc. adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated September 30, 1997.(4)
      (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of securities being registered.(5)

      (12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Small Company Value Fund and INVESCO Small Company Growth Fund (filed herewith).

   (13)     (a) Transfer Agency Agreement between Registrant and INVESCO Funds
                Group, Inc. dated February 28, 1997.(3)
            (b) Administrative Services Agreement between Registrant and INVESCO
                Funds Group, Inc. dated February 28, 1997.(3)
      (14)  Consent of PricewaterhouseCoopers LLP.(6)
      (15)  Financial statements omitted from part B - none.
      (16) Copies of manually signed Powers of Attorney - incorporated by reference to Powers of Attorney previously filed with the Securities and Exchange Commission on May 22, 1992, June 9, 1992, October 13, 1992, July 26, 1994, June 27, 1995, July 12, 1995, September 5,
            1995, July 23, 1996 and September 26, 1997.

      (17)  Additional Exhibits.
            (a) Form of Amended Proxy Card.(6)



---------------------

1     Incorporated  by reference  from  Post-Effective  Amendment No. 6 to the registration statement, filed September 5, 1995.

2     Incorporated  by reference  from  Post-Effective  Amendment No. 7 to the registration statement, filed July 23, 1996.

3     Incorporated  by reference  from  Post-Effective  Amendment No. 8 to the registration statement, filed September 26, 1997.

4     Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, filed September 24, 1998.

5     Incorporated by reference from the Registration Statement on Form N-14 filed on January 20, 1999.

6     Incorporated by reference from Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-14 filed on March 17, 1999.



Item 17.    Undertakings
            ------------

      (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Denver and the State of Colorado, on this 15th day of June, 1999.

ATTEST:                             INVESCO Emerging Opportunity Funds, Inc.



/s/ Glen A. Payne                   By:   /s/ Mark H. Williamson
-----------------------------             --------------------------------
Glen A. Payne                             Mark H. Williamson
Secretary                                 President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                  Title                  Date
---------                                  -----                  ----


/s/ Mark H. Williamson              President, Director and    June 15, 1999
-----------------------------       Chief Executive Officer
Mark H. Williamson



/s/ Ronald L. Grooms                Treasurer and Chief        June 15, 1999
-----------------------------       Financial and Accounting
Ronald L. Grooms                      Officer



*                                   Director                   June 15, 1999
-----------------------------
Victor L. Andrews



*                                   Director                   June 15, 1999
-----------------------------
Bob R. Baker



*                                   Director                   June 15, 1999
-----------------------------
Charles W. Brady



*                                   Director                   June 15, 1999
-----------------------------
Wendy L. Gramm

*                                   Director                   June 15, 1999
-----------------------------
Lawrence H. Budner



*                                   Director                   June 15, 1999
-----------------------------
Fred A. Deering



*                                   Director                   June 15, 1999
-----------------------------
Larry Soll



*                                   Director                   June 15, 1999
-----------------------------
Kenneth T. King



*                                   Director                   June 15, 1999
-----------------------------
John W. McIntyre



By:
     ------------------------
     Edward F. O'Keefe
     Attorney in Fact



                                                               June 15,  1999
By: */s/ Glen A. Payne
    -------------------------
     Glen A. Payne
     Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on May 22, 1992, June 9, 1992, October 13, 1992, July 26, 1994, June 27, 1995, July 12, 1995,
September 5, 1995, July 23, 1996 and September 26, 1997, respectively.

                                  EXHIBIT INDEX


Exhibit 12 Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with INVESCO Small Company Value Fund and INVESCO Small Company Growth Fund (filed herewith).